1316992

FORM D

OMB APPROVAL
[redacted]
05046872
DATE RECEIVED

PROCESSED
MAR 18 2005
THOMSON FINANCIAL

SEC MAIL RECEIVED PROCESSING SECTION
MAR 15 2005
WASH, D.C. 185

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
The John Ross Condominium Development

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
SKB-John Ross, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204	(503) 220-2600
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
LLC Membership interests to acquire a membership interest in Block 35 Investors, LLC. Block 35 intends to fund the development expenses and obtain financing for a 279-unit high-rise condominium building in Portland, Oregon.

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): **Limited Liability Company**
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 2 Year 0 5 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: (CN for Canada; FN for other foreign jurisdiction) OR

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of a federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years.
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
ScanlanKemperBard Companies

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, Oregon 97204

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual $ 0

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and./or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Bard, N. Thomson Jr.; Scanlan, Robert D.; Gooding, Todd M.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, Oregon 97204

Name of Associated Broker or Dealer
SKB Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

[AL]	[~~AK~~]	[~~AZ~~]	[AR]	[~~CA~~]	[~~CO~~]	[~~CT~~]	[DE]	[~~DC~~]	[~~FL~~]	[GA]	[~~HI~~]	[~~ID~~]
[~~IL~~]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[~~MD~~]	[~~MA~~]	[MI]	[MN]	[MS]	[MO]
[~~MT~~]	[~~NE~~]	[~~NV~~]	[NH]	[~~NJ~~]	[~~NM~~]	[~~NY~~]	[~~NC~~]	[ND]	[OH]	[OK]	[~~OR~~]	[~~PA~~]
[RI]	[~~SC~~]	[SD]	[TN]	[~~TX~~]	[UT]	[VT]	[VA]	[~~WA~~]	[WV]	[WI]	[~~WY~~]	[PR]

Full Name (Last name first, if individual)
Walker, Robert W.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204

Name of Associated Broker or Dealer
SKB Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

[AL]	[AK]	[AZ]	[AR]	[~~CA~~]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[~~NC~~]	[ND]	[OH]	[~~OK~~]	[OR]	[PA]
[RI]	[~~SC~~]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
Gibson, Robert W.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204

Name of Associated Broker or Dealer
SKB Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States)........ ☐ All States

[AL]	[~~AK~~]	[AZ]	[AR]	[~~CA~~]	[CO]	[~~CT~~]	[DE]	[DC]	[~~FL~~]	[GA]	[HI]	[~~ID~~]
[~~IL~~]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[~~NV~~]	[NH]	[~~NJ~~]	[NM]	[~~NY~~]	[NC]	[ND]	[OH]	[OK]	[~~OR~~]	[~~PA~~]
[RI]	[SC]	[SD]	[TN]	[TX]	[~~UT~~]	[VT]	[VA]	[~~WA~~]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests (LLC Membership Interests)	$11,125,000	$9,720,000
Other (Specify)	$ 0	$
Total	$11,125,000	$9,720,000

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	77	$9,720,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☐	$ 0
Legal Fees	☐	$ 0
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately) SKB Securities & Kipling Capital	☒	$291,600
Other Expenses (identify)	☐	$ 0
Total	☒	$291,600

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a.
This difference is the "adjusted gross proceeds to the issuer." $9,428,400

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☒	$ 0	☐	$ 0
Purchase of real estate	☐	$ 0	☐	$ 0
Purchase, rental or leasing and installation of machinery and equipment	☐	$ 0	☐	$ 0
Construction or leasing of plant buildings and facilities	☐	$ 0	☐	$ 0
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$ 0	☐	$ 0
Repayment of Indebtedness	☐	$ 0	☐	$ 0
Working Capital	☐	$ 0	☐	$ 0
Other (specify): **LLC Membership Interests**	☐	$ 0	☒	$ 9,428,400
____________________	☐	$ 0	☐	$ 0
Column Totals	☒	$ 0	☒	$9,428,400
Total Payments Listed (column totals added)		☒		$9,428,400

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
SKB-John Ross, LLC	[signature]	
Name of Signer (Printer or Type)	Title of Signer (Print or Type)	
N. Thomson Bard, Jr.	Member, ScanlanKemperBard Companies Operating Manager of SKB-John Ross, LLC	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
SKB-John Ross, LLC	[signature]	
Name of Signer (Printer or Type)	**Title of Signer (Print or Type)**	
N. Thomson Bard, Jr.	Member, ScanlanKemperBard Companies Operating Manager of SKB-John Ross, LLC	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	3				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of Security and aggregate offering price offered in state (Part C - Item 1)	Type of investor and amount purchased in State (Part C - Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E - Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK		X	LLC Membership Interests	1	$50,000				
AZ									
AR									
CA		X	LLC Membership Interests	47	$5,860,000				
CO		X	LLC Membership Interests	2	$75,000				
CT									
DE									
DC									
FL		X	LLC Membership Interests	1	$50,000				
GA		X	LLC Membership Interests	1	$100,000				
HI									
ID									
IL		X	LLC Membership Interests	1	$200,000				
IN									
IA									
KS		X	LLC Membership Interests	1	$400,000				
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

MO									
MT									
NE									
NV		X	LLC Membership Interests	3	$100,000				
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR		X	LLC Membership Interests	19	$2,185,000				
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA		X	LLC Membership Interests	1	$300,000				
WV									
WI									
WY									
PR									

Full Name (Last name first, if individual)
Fong, Vincemt W/.

Business or Residence Address (Number and Street, City, State, Zip Code)
1211 SW Fifth Avenue, Suite 2250, Portland, OR 97204

Name of Associated Broker or Dealer
SKB Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States).. ☐ All States

[AL]	[AK]	[AZ]	[AR]	[~~CA~~]	[CO]	[~~CT~~]	[DE]	[~~DC~~]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[~~NV~~]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[~~VA~~]	[WA]	[WV]	[WI]	[WY]	[PR]

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, **SKB-John Ross, LLC**, a to-be formed limited liability company organized under the laws of **Oregon**, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

N. Thomson Bard, Jr. Executive Vice President/Member
ScanlanKemperBard Companies
Operating Manager
SKB-John Ross, LLC
1211 SW Fifth Ave., Suite 2250
Portland, OR 97204

Place an "X" before the name of all the States for which the person executing this form is appointing the designated Officer or that State as its attorney in that State for receipt of service of process:

____	ALABAMA	Secretary of State
_X_	ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development
_X_	ARIZONA	The Corporation Commission
____	ARKANSAS	The Securities Commissioner
_X_	CALIFORNIA	Commissioner of Corporations
_X_	COLORADO	Securities Commissioner
_X_	CONNECTICUT	Banking Commissioner
____	DELAWARE	Securities Commissioner
_X_	DISTRICT OF COLUMBIA	Public Service Commission
_X_	FLORIDA	Department of Banking and Finance
____	GEORGIA	Commissioner of Securities
____	GUAM	Administrator, Department of Finance
_X_	HAWAII	Commissioner of Securities
_X_	IDAHO	Director, Department of Finance
_X_	ILLINOIS	Secretary of State
____	INDIANA	Secretary of State
____	IOWA	Commissioner of Insurance
_X_	KANSAS	Secretary of State
____	KENTUCKY	Director, Division of Securities
____	LOUISIANA	Commissioner of Securities

_____	MAINE	Administrator, Securities Division
X	MARYLAND	Commissioner of the Division of Securities
X	MASSACHUSETTS	Secretary of State
X	MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce
_____	MINNESOTA	Commissioner of Commerce
_____	MISSISSIPPI	Secretary of State
_____	MISSOURI	Securities Commissioner
X	MONTANA	State Auditor and Commissioner of Insurance
X	NEBRASKA	Director of Banking and Finance
X	NEVADA	Secretary of State
_____	NEW HAMPSHIRE	Secretary of State
X	NEW JERSEY	Chief, Securities Bureau
X	NEW MEXICO	Director, Securities Division
X	NEW YORK	Secretary of State
X	NORTH CAROLINA	Secretary of State
_____	NORTH DAKOTA	Securities Commissioner
_____	OHIO	Secretary of State
X	OREGON	Director, Department of Insurance and Finance
X	OKLAHOMA	Securities Administrator
X	PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process
_____	PUERTO RICO	Commissioner of Financial Institutions
_____	RHODE ISLAND	Director of Business Regulation
X	SOUTH CAROLINA	Secretary of State
_____	SOUTH DAKOTA	Director of the Division of Securities
_____	TENNESSEE	Commissioner of Commerce and Insurance
X	TEXAS	Securities Commissioner
X	UTAH	Director, Division of Securities
_____	VERMONT	Secretary of State
X	VIRGINIA	Clerk, State Corporation Commission
X	WASHINGTON	Director of the Department Licensing
_____	WEST VIRGINIA	Commissioner of Securities
_____	WISCONSIN	Commissioner of Securities
X	WYOMING	Secretary of State

Dated this 14tht Day of March, 2005

SKB-John Ross, LLC
By: ScanlanKemperBard Companies
Manager

(SEAL)

By: ______________________________
N. Thomson Bard, Jr.,
Member

CORPORATE ACKNOWLEDGMENT

State of Oregon)
)ss.
County of Multnomah)

On this 14th March, 2005, before me, Margaret Hill, the undersigned, personally appeared N. Thomson Bard, Jr. known personally to me to be the Member of the above named limited liability corporation and acknowledged that he, as an officer/member being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the limited liability company by himself as an officer/member.

IN WITNESS WHEREOF, I have hereunto set my hand and official seal.

OFFICIAL SEAL
MARGARET M HILL
NOTARY PUBLIC-OREGON
COMMISSION NO. 361110
MY COMMISSION EXPIRES SEPT 10, 2006

Margaret M Hill

Notary Public/Commissioner of Oaths
My Commission Expires September 10, 2006

(SEAL)